Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Favorable changes | Financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	₩ 73,154	₩ 101,265
Favorable changes | Financial liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	104,833	160,646
Favorable changes | Effects on profit or loss for the period | Financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	33,694	41,483
Favorable changes | Effects on profit or loss for the period | Trading assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	2,792	0
Favorable changes | Effects on profit or loss for the period | Financial assets designated at fair value through profit or loss
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	1,843	2,737
Favorable changes | Effects on profit or loss for the period | Derivative assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	29,059	38,746
Favorable changes | Effects on profit or loss for the period | Financial liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	104,833	160,646
Favorable changes | Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	72,063	80,057
Favorable changes | Effects on profit or loss for the period | Derivative liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	32,770	80,589
Favorable changes | Effects on other comprehensive income for the period | Available-for-sale financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	39,460	59,782
Unfavorable changes | Financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(58,265)	(56,017)
Unfavorable changes | Financial liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(90,097)	(158,695)
Unfavorable changes | Effects on profit or loss for the period | Financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(32,760)	(21,187)
Unfavorable changes | Effects on profit or loss for the period | Trading assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(2,742)	0
Unfavorable changes | Effects on profit or loss for the period | Financial assets designated at fair value through profit or loss
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(1,941)	(3,260)
Unfavorable changes | Effects on profit or loss for the period | Derivative assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(28,077)	(17,927)
Unfavorable changes | Effects on profit or loss for the period | Financial liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(90,097)	(158,695)
Unfavorable changes | Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(56,754)	(108,955)
Unfavorable changes | Effects on profit or loss for the period | Derivative liabilities
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	(33,343)	(49,740)
Unfavorable changes | Effects on other comprehensive income for the period | Available-for-sale financial assets
Fairvalue measurement of financial instruments measured at fair value [Line Items]
Financial instrument	₩ (25,505)	₩ (34,830)